Note 1 - Basis of Presentation and General Information - Spin Off Transaction (Details) - USD ($)		Jun. 30, 2025	Mar. 17, 2025	Dec. 31, 2024
Total current assets		$ 39,975,851		$ 0
Accrued expenses		$ 5,000,000		$ 0
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member]
Cash and cash equivalents			$ 2,318
Prepaid expenses			149,726
Inventories			207,677
Total current assets			15,069,238
Vessels, net			3,585,027
Total long-term assets			3,585,027
Total assets			18,654,265
Trade accounts payable			495,227
Accrued expenses			483,096
Deferred revenues			344,220
Total current liabilities			1,322,543
Total liabilities			1,322,543
Distribution of net assets of Euroholdings Ltd. to the Company’s shareholders			17,331,722
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Due From Former Parent Company [Member]
Receivables	[1]		13,129,541
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Related Party Receivable [Member]
Receivables			1,266,246
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Trade Accounts Receivable [Member]
Receivables			264,305
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Other Receivables [Member]
Receivables			$ 49,425

[1]	(*) Subsequent to the Distribution Date and up to March 31, 2025, the Company transferred to a bank account of Euroholdings Ltd the proceeds from the sale of vessel Diamantis amounting to $13,129,541, settling the “Due from former parent company” balance presented above.